Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2016
Notes
Related Party Transactions Disclosure

7. Related Party Transactions

(a)           As at December 31, 2016, the Company owed $511,433 (2015 - $459,999) to the Chief Executive Officer (“CEO”) of the Company which is non-interest bearing, unsecured, and due on demand.

(b)           During the year ended December 31, 2016, the Company incurred management fees of $3,362 (2015 - $41,318) to the CEO of the Company.

(c)           During the year ended December 31, 2016, the Company earned $213,461 (2015 - $194,390) in consulting revenues from companies that are controlled by the CEO of the Company.